SOFTWARE (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
SOFTWARE
Schedule Of Software
Balance, June 30, 2020	$21,500
Additions	54,250
Depreciation	-
Balance, June 30, 2021	75,750
Additions	243,650
Depreciation	-
Balance, March 31, 2022	$319,400

Balance, September 6, 2019 (Date of Inception)	$-
Additions	21,500
Depreciation	-
Balance, June 30, 2020	21,500
Additions	54,250
Depreciation	-
Balance, June 30, 2021	$75,750